Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2019

AMP-QTLY-0519
1.814652.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 3.5%
Activision Blizzard, Inc.	562,640	$25,616,999
Electronic Arts, Inc. (a)	307,410	31,242,078
Lions Gate Entertainment Corp.:
Class A (b)	429,275	6,713,861
Class B	109,350	1,651,185
		65,224,123
Media - 2.4%
Interpublic Group of Companies, Inc.	625,094	13,133,225
News Corp. Class A	164,000	2,040,160
Omnicom Group, Inc.	43,300	3,160,467
The New York Times Co. Class A (b)	809,210	26,582,549
		44,916,401

TOTAL COMMUNICATION SERVICES		110,140,524

CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	143,100	4,228,605
Darden Restaurants, Inc.	39,600	4,810,212
Dine Brands Global, Inc.	151,140	13,797,571
Eldorado Resorts, Inc. (a)	82,849	3,868,220
Hilton Grand Vacations, Inc. (a)	260,100	8,024,085
Jubilant Foodworks Ltd.	37,096	774,252
Penn National Gaming, Inc. (a)	54,906	1,103,611
The Restaurant Group PLC	139,333	214,140
U.S. Foods Holding Corp. (a)	458,600	16,009,726
Wyndham Hotels & Resorts, Inc.	242,878	12,141,471
		64,971,893
Household Durables - 0.4%
iRobot Corp. (a)(b)	15,927	1,874,449
Mohawk Industries, Inc. (a)	100	12,615
Toll Brothers, Inc.	173,300	6,273,460
		8,160,524
Internet & Direct Marketing Retail - 0.1%
Naspers Ltd. Class N	7,600	1,771,117
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	20,200	945,935
Media - 0.0%
China Literature Ltd. (a)(c)	118	552
MultiChoice Group Ltd. (a)	9,400	78,633
		79,185
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	141,700	14,884,168
Specialty Retail - 0.6%
CarMax, Inc. (a)	678	47,324
Party City Holdco, Inc. (a)(b)	607,500	4,823,550
Williams-Sonoma, Inc. (b)	108,800	6,122,176
		10,993,050
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	159,620	7,302,615
Deckers Outdoor Corp. (a)	98,575	14,489,539
G-III Apparel Group Ltd. (a)	66,886	2,672,765
PVH Corp.	133,400	16,268,130
		40,733,049

TOTAL CONSUMER DISCRETIONARY		142,538,921

CONSUMER STAPLES - 5.3%
Beverages - 0.2%
C&C Group PLC	1,241,965	4,458,158
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	275,412	10,917,332
Sprouts Farmers Market LLC (a)	231,554	4,987,673
		15,905,005
Food Products - 3.6%
Conagra Brands, Inc.	434,515	12,053,446
Ezaki Glico Co. Ltd.	136,300	7,157,502
Ingredion, Inc.	10,149	961,009
Nomad Foods Ltd. (a)	957,100	19,572,695
Post Holdings, Inc. (a)	87,800	9,605,320
TreeHouse Foods, Inc. (a)	289,000	18,654,950
		68,004,922
Household Products - 0.6%
Essity AB Class B	201,800	5,819,171
Spectrum Brands Holdings, Inc.	98,800	5,412,264
		11,231,435

TOTAL CONSUMER STAPLES		99,599,520

ENERGY - 7.7%
Energy Equipment & Services - 2.4%
Baker Hughes, a GE Co. Class A	105,100	2,913,372
Core Laboratories NV	3,400	234,362
Dril-Quip, Inc. (a)	48,500	2,223,725
Ensco PLC Class A	437,400	1,718,982
Frank's International NV (a)	148,900	924,669
Halliburton Co.	469,700	13,762,210
Helmerich & Payne, Inc.	27,800	1,544,568
Matrix Service Co. (a)	13,300	260,414
Nabors Industries Ltd.	1,723,572	5,929,088
National Oilwell Varco, Inc.	39,900	1,062,936
Oceaneering International, Inc. (a)	338,300	5,334,991
Precision Drilling Corp. (a)	4,015,900	9,526,249
Superior Energy Services, Inc. (a)	5,100	23,817
		45,459,383
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	252,800	11,497,344
Apache Corp.	159,168	5,516,763
Berry Petroleum Corp.	423,333	4,885,263
Cabot Oil & Gas Corp.	72,200	1,884,420
Cheniere Energy, Inc. (a)	248,400	16,980,624
Cimarex Energy Co.	70,047	4,896,285
Continental Resources, Inc. (a)	41,100	1,840,047
Encana Corp.	1,057,942	7,659,500
Noble Energy, Inc.	354,610	8,769,505
Oasis Petroleum, Inc. (a)	483,844	2,922,418
Southwestern Energy Co. (a)	1,649,500	7,736,155
Suncor Energy, Inc.	224,700	7,282,341
Teekay LNG Partners LP	69,428	1,038,643
The Williams Companies, Inc.	92,100	2,645,112
Whiting Petroleum Corp. (a)	66,800	1,746,152
World Fuel Services Corp.	383,700	11,085,093
		98,385,665

TOTAL ENERGY		143,845,048

FINANCIALS - 14.9%
Banks - 7.6%
Banco Comercial Portugues SA (Reg.) (a)	19,617,200	5,067,888
Bank OZK	178,800	5,181,624
BankUnited, Inc.	120,935	4,039,229
Boston Private Financial Holdings, Inc.	599,567	6,571,254
CaixaBank SA	479,600	1,499,796
CIT Group, Inc.	247,800	11,886,966
Commerce Bancshares, Inc.	57,801	3,355,926
CVB Financial Corp.	281,651	5,928,754
East West Bancorp, Inc.	24,900	1,194,453
First Horizon National Corp.	657,300	9,189,054
First Republic Bank	26,300	2,642,098
FNB Corp., Pennsylvania	199,900	2,118,940
Great Western Bancorp, Inc.	46,500	1,468,935
Hanmi Financial Corp.	141,811	3,016,320
Heartland Financial U.S.A., Inc.	17,800	759,170
Huntington Bancshares, Inc.	1,396,457	17,707,075
Investors Bancorp, Inc.	275,000	3,258,750
KeyCorp	219,900	3,463,425
Lakeland Financial Corp.	19,729	892,145
M&T Bank Corp.	71,100	11,164,122
Old National Bancorp, Indiana	45,500	746,200
PacWest Bancorp	192,200	7,228,642
Prosperity Bancshares, Inc.	25,100	1,733,406
Republic First Bancorp, Inc. (a)	20	105
Signature Bank	71,600	9,169,812
Societe Generale Series A	17,400	502,747
TCF Financial Corp.	370,853	7,672,949
UMB Financial Corp.	93,800	6,006,952
Union Bankshares Corp.	166,900	5,395,877
Univest Corp. of Pennsylvania	18,400	450,064
Valley National Bancorp	143,500	1,374,730
Wintrust Financial Corp.	18,200	1,225,406
		141,912,814
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	21,400	2,292,154
Ameriprise Financial, Inc.	34,387	4,404,975
Cboe Global Markets, Inc.	25,800	2,462,352
CRISIL Ltd.	23,326	492,751
E*TRADE Financial Corp.	121,000	5,618,030
Invesco Ltd.	114,500	2,210,995
Legg Mason, Inc.	69,000	1,888,530
Moody's Corp.	35,600	6,446,804
OM Asset Management Ltd.	20,801	282,062
Raymond James Financial, Inc.	70,824	5,694,958
Stifel Financial Corp.	91,800	4,843,368
		36,636,979
Consumer Finance - 1.0%
Capital One Financial Corp.	62,000	5,064,780
OneMain Holdings, Inc.	50,700	1,609,725
Synchrony Financial	388,800	12,402,720
		19,077,225
Insurance - 3.5%
AFLAC, Inc.	176,700	8,835,000
Alleghany Corp.	4,600	2,817,040
Bajaj Finserv Ltd.	13,488	1,371,912
Chubb Ltd.	37,693	5,280,035
Direct Line Insurance Group PLC	288,274	1,325,383
Hiscox Ltd.	364,169	7,399,266
Hyundai Fire & Marine Insurance Co. Ltd.	66,002	2,198,810
Primerica, Inc.	116,858	14,274,205
Principal Financial Group, Inc.	293,700	14,740,803
Reinsurance Group of America, Inc.	49,591	7,040,930
		65,283,384
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (a)	305,929	13,292,615
Housing Development Finance Corp. Ltd.	62,426	1,775,963
		15,068,578

TOTAL FINANCIALS		277,978,980

HEALTH CARE - 12.9%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	149,300	20,182,374
Amgen, Inc.	33,300	6,326,334
Argenx SE ADR (a)	6,100	761,524
ImmunoGen, Inc. (a)	332,500	901,075
Regeneron Pharmaceuticals, Inc. (a)	27,700	11,374,174
Sarepta Therapeutics, Inc. (a)	56,300	6,710,397
		46,255,878
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	253,710	9,737,390
ConvaTec Group PLC (c)	1,055,977	1,946,818
ConvaTec Group PLC ADR	187,500	1,380,000
Dentsply Sirona, Inc.	175,500	8,703,045
Hill-Rom Holdings, Inc.	56,100	5,938,746
Hologic, Inc. (a)	224,800	10,880,320
Medtronic PLC	157,300	14,326,884
ResMed, Inc.	39,427	4,099,225
St.Shine Optical Co. Ltd.	119,000	2,313,750
STERIS PLC	79,500	10,178,385
The Cooper Companies, Inc.	24,839	7,356,567
Zimmer Biomet Holdings, Inc.	158,800	20,278,760
		97,139,890
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	21,155	1,018,613
Centene Corp. (a)	48,200	2,559,420
Cigna Corp.	23,700	3,811,434
Covetrus, Inc. (a)	26,160	833,196
HCA Holdings, Inc.	76,855	10,020,355
Henry Schein, Inc. (a)	65,400	3,931,194
Spire Healthcare Group PLC (c)	719,329	1,214,210
Universal Health Services, Inc. Class B	81,600	10,915,632
		34,304,054
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	400	58,100
Thermo Fisher Scientific, Inc.	32,630	8,931,484
		8,989,584
Pharmaceuticals - 2.9%
Allergan PLC	29,600	4,333,736
Amneal Pharmaceuticals, Inc. (a)	143,246	2,029,796
Catalent, Inc. (a)	113,300	4,598,847
Jazz Pharmaceuticals PLC (a)	138,266	19,765,125
Melinta Therapeutics, Inc. (a)(b)	34,020	120,771
Nektar Therapeutics (a)	38,900	1,307,040
Perrigo Co. PLC	305,700	14,722,512
Shionogi & Co. Ltd.	10,200	633,232
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	434,382	6,811,110
Theravance Biopharma, Inc. (a)	3,783	85,761
		54,407,930

TOTAL HEALTH CARE		241,097,336

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	1,700	384,828
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	38,200	3,323,018
XPO Logistics, Inc. (a)	988	53,095
		3,376,113
Airlines - 1.0%
Allegiant Travel Co.	52,200	6,758,334
Copa Holdings SA Class A	17,700	1,426,797
Spirit Airlines, Inc. (a)	198,045	10,468,659
		18,653,790
Building Products - 0.6%
Johnson Controls International PLC	282,271	10,427,091
Lennox International, Inc.	1,489	393,692
		10,820,783
Commercial Services & Supplies - 0.9%
HNI Corp.	12,700	460,883
KAR Auction Services, Inc.	49,592	2,544,566
Knoll, Inc.	320,863	6,067,519
Stericycle, Inc. (a)	152,540	8,301,227
		17,374,195
Construction & Engineering - 2.3%
Dycom Industries, Inc. (a)	121,100	5,563,334
Fluor Corp.	365,200	13,439,360
Jacobs Engineering Group, Inc.	242,186	18,209,965
KBR, Inc.	286,800	5,475,012
		42,687,671
Electrical Equipment - 1.8%
Acuity Brands, Inc.	7,400	888,074
AMETEK, Inc.	46,700	3,874,699
Hubbell, Inc. Class B	79,700	9,403,006
Regal Beloit Corp.	236,102	19,329,671
		33,495,450
Industrial Conglomerates - 1.1%
ITT, Inc.	259,359	15,042,822
Smiths Group PLC	339,500	6,345,308
		21,388,130
Machinery - 2.3%
Allison Transmission Holdings, Inc.	63,100	2,834,452
Flowserve Corp.	165,700	7,479,698
Ingersoll-Rand PLC	108,672	11,731,142
KION Group AG	32,900	1,719,431
Rexnord Corp. (a)	502,395	12,630,210
Wabtec Corp. (b)	87,340	6,438,705
		42,833,638
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	10,300	1,043,287
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	288,800	12,519,480
Univar, Inc. (a)	418,800	9,280,608
WESCO International, Inc. (a)	26,400	1,399,464
		23,199,552

TOTAL INDUSTRIALS		215,257,437

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	78,955	12,390,408
Nokia Corp. sponsored ADR (b)	1,456,600	8,331,752
		20,722,160
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	600	56,664
Avnet, Inc.	227,037	9,846,595
CDW Corp.	103,351	9,959,936
Keysight Technologies, Inc. (a)	8,447	736,578
Samsung SDI Co. Ltd.	21,720	4,095,231
TE Connectivity Ltd.	90,930	7,342,598
		32,037,602
IT Services - 9.1%
Akamai Technologies, Inc. (a)	317,637	22,777,749
Carbonite, Inc. (a)	277,118	6,875,298
Cognizant Technology Solutions Corp. Class A	51,750	3,749,288
Conduent, Inc. (a)	732,263	10,127,197
EPAM Systems, Inc. (a)	63,800	10,790,494
Euronet Worldwide, Inc. (a)	215,291	30,698,344
FleetCor Technologies, Inc. (a)	106,864	26,351,594
Genpact Ltd.	463,743	16,314,479
Global Payments, Inc.	39,900	5,447,148
Indra Sistemas SA (a)	276,400	3,067,962
Leidos Holdings, Inc.	18,600	1,192,074
PayPal Holdings, Inc. (a)	50,000	5,192,000
Sabre Corp.	66,700	1,426,713
Total System Services, Inc.	150,847	14,331,973
Visa, Inc. Class A	71,700	11,198,823
		169,541,136
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd.	584,900	11,633,661
NXP Semiconductors NV	76,600	6,770,674
Qualcomm, Inc.	184,600	10,527,738
Semtech Corp. (a)	105,219	5,356,699
Versum Materials, Inc.	60,600	3,048,786
		37,337,558
Software - 0.4%
CDK Global, Inc.	137,500	8,087,750

TOTAL INFORMATION TECHNOLOGY		267,726,206

MATERIALS - 7.3%
Chemicals - 4.0%
Ashland Global Holdings, Inc.	42,157	3,293,726
Cabot Corp.	97,000	4,038,110
CF Industries Holdings, Inc.	95,010	3,884,009
Element Solutions, Inc. (a)	874,200	8,829,420
H.B. Fuller Co.	52,378	2,547,666
Innospec, Inc.	32,137	2,678,619
LG Chemical Ltd.	10,584	3,405,040
Olin Corp.	27,800	643,292
Orion Engineered Carbons SA	201,700	3,830,283
The Chemours Co. LLC	541,700	20,129,572
The Mosaic Co.	631,300	17,240,803
W.R. Grace & Co.	42,700	3,332,308
Westlake Chemical Corp.	17,700	1,201,122
		75,053,970
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	24,400	4,908,792
nVent Electric PLC	30,100	812,098
Taiheiyo Cement Corp.	49,600	1,656,587
		7,377,477
Containers & Packaging - 1.9%
Aptargroup, Inc.	42,400	4,510,936
Ball Corp.	40,300	2,331,758
Crown Holdings, Inc. (a)	285,800	15,596,106
Greif, Inc. Class A	52,177	2,152,301
Packaging Corp. of America	108,750	10,807,575
		35,398,676
Metals & Mining - 1.0%
B2Gold Corp. (a)	2,127,500	5,954,166
Barrick Gold Corp.	88,537	1,213,842
First Quantum Minerals Ltd.	207,000	2,346,728
Guyana Goldfields, Inc. (a)	193,800	156,624
Pan American Silver Corp.	38,474	509,781
Pan American Silver Corp. rights (a)(d)	339,900	3
Torex Gold Resources, Inc. (a)	582,000	7,325,356
		17,506,500

TOTAL MATERIALS		135,336,623

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Corporate Office Properties Trust (SBI)	104,000	2,839,200
Hibernia (REIT) PLC	3,188,957	4,779,156
Highwoods Properties, Inc. (SBI)	121,200	5,669,736
National Retail Properties, Inc.	170,700	9,455,073
Outfront Media, Inc.	198,100	4,635,540
Realty Income Corp.	129,800	9,548,088
Safestore Holdings PLC	808,724	6,283,069
Store Capital Corp.	180,292	6,039,782
Urban Edge Properties	256,900	4,881,100
VEREIT, Inc.	205,800	1,722,546
		55,853,290
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	94,391	4,667,635
Olav Thon Eiendomsselskap A/S	99,500	1,748,903
Sino Land Ltd.	36,520	70,621
Tai Cheung Holdings Ltd.	492,000	548,411
Wing Tai Holdings Ltd.	1,027,000	1,538,321
		8,573,891

TOTAL REAL ESTATE		64,427,181

UTILITIES - 3.1%
Electric Utilities - 1.2%
Exelon Corp.	92,300	4,626,999
Vistra Energy Corp.	682,834	17,774,169
		22,401,168
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	512,000	2,413,264
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	1,869,400	33,798,745

TOTAL UTILITIES		58,613,177

TOTAL COMMON STOCKS
(Cost $1,447,319,374)		1,756,560,953

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 2.48% (e)	107,770,219	107,791,773
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	28,430,911	28,433,754
TOTAL MONEY MARKET FUNDS
(Cost $136,223,038)		136,225,527
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,583,542,412)		1,892,786,480
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(23,922,659)
NET ASSETS - 100%		$1,868,863,821

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,161,580 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$476,727
Fidelity Securities Lending Cash Central Fund	15,574
Total	$492,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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